UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Boston Provident, L.P.
Address: 717 Fifth Avenue
         Floor 12A
         New York, New York  10022

13F File Number:  028-04601

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Ward
Title:     Chief Compliance Officer
Phone:     (212) 421-3737

Signature, Place, and Date of Signing:

 /s/   David Ward     New York, NY/USA     February 13, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    39

Form 13F Information Table Value Total:    $117,679 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACE LTD                        SHS              H0023R105     2057    29340 SH       SOLE                    29340        0        0
ALTISOURCE PORTFOLIO SOLNS S   REG SHS          L0175J104    10970   218609 SH       SOLE                   218609        0        0
APOLLO GLOBAL MGMT LLC         CL A SHS         037612306     6739   543041 SH       SOLE                   543041        0        0
BANCORP INC DEL                COM              05969A105     1153   159438 SH       SOLE                   159438        0        0
BLACKSTONE GROUP L P           COM UNIT LTD     09253U108     5429   387500 SH       SOLE                   387500        0        0
BROADRIDGE FINL SOLUTIONS IN   COM              11133T103     2886   128000 SH       SOLE                   128000        0        0
CAPITALSOURCE INC              COM              14055X102     1635   244000 SH       SOLE                   244000        0        0
CHINA ZENIX AUTO INTL LTD      ADS              16951E104     1293   425340 SH       SOLE                   425340        0        0
CIT GROUP INC                  COM NEW          125581801     5966   171100 SH       SOLE                   171100        0        0
CITIZENS REPUBLIC BANCORP IN   COM NEW          174420307     1425   125032 SH       SOLE                   125032        0        0
COWEN GROUP INC NEW            CL A             223622101     3969  1532390 SH       SOLE                  1532390        0        0
DORAL FINL CORP                COM NEW          25811P886      537   561503 SH       SOLE                   561503        0        0
EAST WEST BANCORP INC          COM              27579R104      698    35336 SH       SOLE                    35336        0        0
FIRST BANCORP P R              COM NEW          318672706      299    85714 SH       SOLE                    85714        0        0
HERCULES TECH GROWTH CAP INC   COM              427096508     2171   229955 SH       SOLE                   229955        0        0
INTERVEST BANCSHARES CORP      CL A             460927106     1828   689773 SH       SOLE                   689773        0        0
JPMORGAN CHASE & CO            COM              46625H100     3282    98700 SH       SOLE                    98700        0        0
KKR & CO L P DEL               COM UNITS        48248M102     5865   457100 SH       SOLE                   457100        0        0
KKR FINANCIAL HLDGS LLC        COM              48248A306     6385   731354 SH       SOLE                   731354        0        0
LAZARD LTD                     SHS A            G54050102     1311    50200 SH       SOLE                    50200        0        0
MI DEVS INC                    COM              55304X104     1190    37200 SH       SOLE                    37200        0        0
NATIONAL FINL PARTNERS CORP    COM              63607P208     1644   121600 SH       SOLE                   121600        0        0
NELNET INC                     CL A             64031N108     2924   119485 SH       SOLE                   119485        0        0
OCWEN FINL CORP                COM NEW          675746309    11662   805383 SH       SOLE                   805383        0        0
ORIENTAL FINL GROUP INC        COM              68618W100     1958   161673 SH       SOLE                   161673        0        0
PENNEY J C INC                 COM              708160106     6151   175000 SH       SOLE                   175000        0        0
POPULAR INC                    COM              733174106     2743  1973279 SH       SOLE                  1973279        0        0
PRESIDENTIAL LIFE CORP         COM              740884101     1275   127645 SH       SOLE                   127645        0        0
RESOURCE AMERICA INC           CL A             761195205      177    38000 SH       SOLE                    38000        0        0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605      585    45000 SH  PUT  SOLE                    45000        0        0
SLM CORP                       COM              78442P106     1340   100000 SH       SOLE                   100000        0        0
UMPQUA HLDGS CORP              COM              904214103     1239   100000 SH       SOLE                   100000        0        0
UNITED CMNTY BKS BLAIRSVLE G   COM              90984P303     2651   379265 SH       SOLE                   379265        0        0
UNITED STATES OIL FUND LP      UNITS            91232N108     2248    59000 SH       SOLE                    59000        0        0
US BANCORP DEL                 COM NEW          902973304      812    30000 SH       SOLE                    30000        0        0
WELLS FARGO & CO NEW           COM              949746101     6262   227200 SH       SOLE                   227200        0        0
WHITE RIVER CAPITAL INC        COM              96445P105     1975    97522 SH       SOLE                    97522        0        0
WILSHIRE BANCORP INC           COM              97186T108     4190  1154325 SH       SOLE                  1154325        0        0
XENITH BANKSHARES INC          COM              98410X105      755   202374 SH       SOLE                   202374        0        0